Provisions - Effect of Changes in Actuarial Assumptions on Defined Benefit Obligation of Telefonica United Kingdom Pension Plan (Details) - Telefónica United Kingdom - Foreign defined benefit plans
€ in Millions
12 Months Ended
Dec. 31, 2020 EUR (€)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percent of possible decrease in actuarial assumption	(0.25%)
Discount rate (0.25% decrease)	€ 116
Expected inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of possible increase in actuarial assumption	0.25%
Increase in defined benefit obligation	€ 111
Life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible increase in life expectancy	1 year
Increase in defined benefit obligation	€ 71